PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, net	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets below:

	Years
Computers and software	3	—	7
Furniture and fixtures	5	—	17
Machinery and equipment	4	—	7
Vehicles	3	—	7
Leasehold improvements	Shorter of the term of the lease or useful life
Property and equipment, net consists of:

	December 31, 2022	December 31, 2021
Computers and software	$3,563	$1,266
Furniture and fixtures	533	129
Machinery and equipment	1,530	976
Vehicles	177	177
Leasehold improvements	758	493
Construction in progress	11,943	199
	$18,504	$3,240
Less - accumulated depreciation and amortization	(1,565)	(565)
Total	$16,939	$2,675